Note 16 - Subsequent Events (Details Textual) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 15, 2021	Mar. 15, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 12, 2021
Proceeds from Warrant Exercises	$ 3,600				$ 5,466	$ 0
Class of Warrant or Right, Exercised During Period (in shares)	312,711
Subscription Receivable from Exercise of Warrants				$ 3,596			$ 0	$ 3,600	$ 0
Common Stock, Shares, Outstanding, Ending Balance (in shares)	91,967,565			91,967,565	92,728,781			91,967,565
Class of Warrant or Right, Outstanding (in shares)	10,225,472			10,225,472	9,500,174			10,225,472
Subsequent Event [Member]
Proceeds from Warrant Exercises		$ 9,100
Class of Warrant or Right, Exercised During Period (in shares)		475,298	788,009
Class of Warrant or Right, Exercised During Period, Cashless (in shares)		250,000
Stock Issued During Period, Shares, Cashless Exercise of Warrants (in shares)		78,767
Common Stock, Shares, Outstanding, Ending Balance (in shares)		92,675,898	92,675,898
Class of Warrant or Right, Outstanding (in shares)		9,500,174	9,500,174
Contingent Value Rights, Outstanding (in shares)		10,209,300	10,209,300
Subsequent Event [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity										$ 50,000